Employee Benefit Plans (Accumulated Benefit Obligation) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined benefit pension plans with an accumulated benefit obligation in excess of plan assets
Projected benefit obligation	$ 6,080	$ 5,441
Accumulated benefit obligation	6,079	5,394
Fair value of plan assets	$ 4,850	$ 4,492